Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance: Compensation Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance metrics of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, refer to Compensation Discussion and Analysis section of this proxy statement. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEO, including with respect to, PSUs, RSUs and stock options. Refer to the Executive Compensation Tables section in this proxy statement for more information.

The following table sets forth the compensation for our principle executive officer (PEO) and the average compensation for our other NEO, each as reported in the Summary Compensation Table and with certain adjustments to reflect “compensation actually paid” (as defined by SEC rules). The table also provides information with respect to the Company’s cumulative total shareholder return (TSR), peer group cumulative TSR, net income, and the Company’s selected performance measures, non-GAAP adjusted EBITDA.

					Value of Initial Fixed $100 Investment Based On:			Company -
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income ($M)	selected Measure: Non-GAAP Adjusted EBITDA ($M)

2025	$8,523,238	$4,902,208	$2,970,090	$1,787,628	$275.13	$196.54	$32.40	$239.8
2024	$9,051,322	$9,534,236	$3,311,889	$3,373,535	$369.65	$178.07	$92.40	$217.3
2023	$6,755,277	$16,325,969	$2,501,332	$5,102,434	$367.53	$138.78	$82.20	$207.4
2022	$7,539,057	$3,414,864	$2,316,786	$1,420,354	$227.75	$119.82	$102.50	$218.3
2021	$7,636,211	$29,596,624	$2,352,859	$7,262,828	$277.78	$135.62	$145.90	$294.8

(1)
The PEO Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2021	2022	2023	2024	2025

Summary Compensation Table Value	$7,636,211	$7,539,057	$6,755,277	$9,051,322	$8,523,238

Subtract Pension Value	$0	$0	$0	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	$(4,952,391)	$(4,103,488)	$(4,711,808)	$(6,647,951)	$(6,432,364)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$0	$0	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$9,526,994	$5,448,529	$7,497,311	$5,787,470	$5,871,314

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$6,049,587	$(4,223,365)	$3,729,707	$1,366,781	$(1,252,780)

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$11,336,222	$(1,245,869)	$3,055,482	$(23,386)	$(1,807,199)

Subtract prior year-end fair value of awards forfeited during the covered year	$0	$0	$0	$0	$0

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0	$0

Compensation Actually Paid	$29,596,624	$3,414,864	$16,325,969	$9,534,236	$4,902,208

(2)
Daniel N. Leib was CEO for each of the years 2021, 2022, 2023, 2024 and 2025.
(3)
The average non-PEO named executive officers Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2021	2022	2023	2024	2025

Summary Compensation Table Value	$2,352,859	$2,316,786	$2,501,332	$3,311,889	$2,970,090

Subtract Pension Value	$0	$0	$0	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	$(1,202,335)	$(1,073,984)	$(1,566,707)	$(2,229,864)	$(2,010,163)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$82,495	$0	$0	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$2,264,488	$1,425,953	$2,492,898	$1,941,243	$1,834,859

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$1,177,695	$(954,095)	$885,913	$358,446	$(401,575)

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$2,587,627	$(294,306)	$788,999	$(8,179)	$(605,581)

Subtract prior year-end fair value of awards forfeited during the covered year	$0	$0	$0	$0	$0

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0	$0

Compensation Actually Paid	$7,262,828	$1,420,354	$5,102,434	$3,373,535	$1,787,628

(4)
The following non-PEO named executives officers are included in the calculations above:

2025: David A. Gardella, Craig D. Clay, Eric J. Johnson, Robert K. Williams

2024: David A. Gardella, Craig D. Clay, Eric J. Johnson, Robert K. Williams

2023: David A. Gardella, Craig D. Clay, Eric J. Johnson, Robert K. Williams

2022: David A. Gardella, Craig D. Clay, Eric J. Johnson, Jennifer B. Reiners

2021: David A. Gardella, Craig D. Clay, Eric J. Johnson, Jennifer B. Reiners

(5)
TSR is cumulative for the measurement periods beginning on December 31, 2020, and ending on December 31 of each of 2021, 2022, 2023, 2024, and 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(6)
Represents cumulative TSR for the S&P Composite 1500 Diversified Financial Index (“Peer Group TSR”)

Company Selected Measure Name	Non-GAAPAdjustedEBITDA
Named Executive Officers, Footnote
(4)
The following non-PEO named executives officers are included in the calculations above:

2025: David A. Gardella, Craig D. Clay, Eric J. Johnson, Robert K. Williams

2024: David A. Gardella, Craig D. Clay, Eric J. Johnson, Robert K. Williams

2023: David A. Gardella, Craig D. Clay, Eric J. Johnson, Robert K. Williams

2022: David A. Gardella, Craig D. Clay, Eric J. Johnson, Jennifer B. Reiners

2021: David A. Gardella, Craig D. Clay, Eric J. Johnson, Jennifer B. Reiners

Peer Group Issuers, Footnote	(6) Represents cumulative TSR for the S&P Composite 1500 Diversified Financial Index (“Peer Group TSR”)
PEO Total Compensation Amount	$ 8,523,238	$ 9,051,322	$ 6,755,277	$ 7,539,057	$ 7,636,211
PEO Actually Paid Compensation Amount	$ 4,902,208	9,534,236	16,325,969	3,414,864	29,596,624
Adjustment To PEO Compensation, Footnote
(1)
The PEO Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2021	2022	2023	2024	2025

Summary Compensation Table Value	$7,636,211	$7,539,057	$6,755,277	$9,051,322	$8,523,238

Subtract Pension Value	$0	$0	$0	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	$(4,952,391)	$(4,103,488)	$(4,711,808)	$(6,647,951)	$(6,432,364)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$0	$0	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$9,526,994	$5,448,529	$7,497,311	$5,787,470	$5,871,314

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$6,049,587	$(4,223,365)	$3,729,707	$1,366,781	$(1,252,780)

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$11,336,222	$(1,245,869)	$3,055,482	$(23,386)	$(1,807,199)

Subtract prior year-end fair value of awards forfeited during the covered year	$0	$0	$0	$0	$0

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0	$0

Compensation Actually Paid	$29,596,624	$3,414,864	$16,325,969	$9,534,236	$4,902,208

Non-PEO NEO Average Total Compensation Amount	$ 2,970,090	3,311,889	2,501,332	2,316,786	2,352,859
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,787,628	3,373,535	5,102,434	1,420,354	7,262,828
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average non-PEO named executive officers Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2021	2022	2023	2024	2025

Summary Compensation Table Value	$2,352,859	$2,316,786	$2,501,332	$3,311,889	$2,970,090

Subtract Pension Value	$0	$0	$0	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	$(1,202,335)	$(1,073,984)	$(1,566,707)	$(2,229,864)	$(2,010,163)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$82,495	$0	$0	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$2,264,488	$1,425,953	$2,492,898	$1,941,243	$1,834,859

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$1,177,695	$(954,095)	$885,913	$358,446	$(401,575)

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$2,587,627	$(294,306)	$788,999	$(8,179)	$(605,581)

Subtract prior year-end fair value of awards forfeited during the covered year	$0	$0	$0	$0	$0

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0	$0

Compensation Actually Paid	$7,262,828	$1,420,354	$5,102,434	$3,373,535	$1,787,628

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Non-GAAP Adjusted EBITDA
Software Solutions Net Sales/Software Solutions Net Sales Growth
Non-GAAP Adjusted EBITDA Margin
Recurring / Reoccurring Revenue
Free Cash Flow Conversion
Total Shareholder Return

Total Shareholder Return Amount	$ 275.13	369.65	367.53	227.75	277.78
Peer Group Total Shareholder Return Amount	196.54	178.07	138.78	119.82	135.62
Net Income (Loss)	$ 32,400,000	$ 92,400,000	$ 82,200,000	$ 102,500,000	$ 145,900,000
Company Selected Measure Amount	239,800,000	217,300,000	207,400,000	218,300,000	294,800,000
PEO Name	Daniel N. Leib
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Software Solutions Net Sales/Software Solutions Net Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Recurring / Reoccurring Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
Measure:: 6
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,432,364)	(6,647,951)	(4,711,808)	(4,103,488)	(4,952,391)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,871,314	5,787,470	7,497,311	5,448,529	9,526,994
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,807,199)	(23,386)	3,055,482	(1,245,869)	11,336,222
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,252,780)	1,366,781	3,729,707	(4,223,365)	6,049,587
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,010,163)	(2,229,864)	(1,566,707)	(1,073,984)	(1,202,335)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,834,859	1,941,243	2,492,898	1,425,953	2,264,488
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(605,581)	(8,179)	788,999	(294,306)	2,587,627
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	82,495
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(401,575)	358,446	885,913	(954,095)	1,177,695
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0